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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):	[__] is a restatement
					[__] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		EMS Capital LP
Address:	499 Park Avenue, 11th Floor
		New York, NY 10022

Form 13F File Number 28-13151

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: 	Kevin J. Barrett
Title:	Chief Financial Officer
Phone:	212-891-2713

Signature, Place and Date of Signing:

Kevin J. Barrett	New York, NY	May 13, 2011
----------------	------------	----------------
  [Signature]		[City, State]	    [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	28

Form 13F Information Table Value Total: $412,676
					(thousands)

List of other Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state NONE and omit the column headings and list entries.]

	NONE



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
                     											 Voting Authority
													 ----------------

			Title of               Market Value    Share/Prn   Share/    Put /  Investment
Name of Issuer        	  Class     Cusip      (x$1000)(USD)    Amount      Prn      Call   Discretion  Sole     Shared  None
--------------		--------    -----      -------------   ----------  -------   -----  ----------	----     ------  -----
AMERICAN APPAREL INC (ASE)COM       023850100      1,273      1,321,000    SH               SOLE       1,321,000
APPLE INC		  COM	    037833100	  27,029	 77,570	   SH		    SOLE	  77,570
CEMEX SA-SPONS ADR	  COM	    151290889	   2,027 	227,000	   SH		    SOLE	 227,000
   PART CER
CITIGROUP INC		  COM	    172967101	   1,105	250,000	   SH		    SOLE	 250,000
COMCAST CORP-CLA (NMS)    CLA	    20030N101	  27,451      1,100,470	   SH		    SOLE       1,100,470
COMVERSE TECHNOLOGY INC	  COM	    205862402	   6,233        830,000    SH		    SOLE         830,000
CREXUS INVESTMENT CORP 	  COM	    226553105	     571	 50,000    SH		    SOLE	  50,000
   (NYS)
CROWN CASTLE INTL CORP	  COM	    228227104	  11,907	279,830	   SH		    SOLE	 279,380
E*TRADE FINANCIAL CORP	  COM	    269246401	   9,266        592,820    SH		    SOLE         592,820
   (NMS)
EQUINIX INC (NMS)	  COM	    29444U502	  76,952	844,700	   SH		    SOLE	 844,700
FINISAR CORPORATION (NMS) COM	    31787A507	   9,022	366,735	   SH		    SOLE	 366,735
FORD MOTOR CO		  COM	    345370860	   4,592	308,000	   SH		    SOLE	 308,000
GENERAL MOTORS CO	  COM	    37045V100	   7,292	235,000	   SH		    SOLE	 235,000
GENZYME CORP	 	  COM	    372917104	  10,585	139,000	   SH		    SOLE	 139,000
GOOGLE INC CL-A		  CL A	    38259P508	  25,952	 44,270	   SH		    SOLE	  44,270
GRANITE BROADCASTING	  OPTION    347241110	       0	  5,569	   SH 		    SOLE	   5,569
    CW-12 (USD)
MASTERCARD INC CLASS A	  CL A	    57636Q104	  23,518	 93,430	   SH    	    SOLE	  93,430
MENTOR GRAPHICS CORP (NMS)COM	    587200106	   1,643	112,319	   SH		    NONE	 112,319
METROPCS COMMUNICATIONS   COM	    591708102	  25,352      1,561,100    SH		    SOLE       1,561,100
	INC
NETFLIX INC (NMS)	  COM	    64110L106	  11,503	 48,470	   SH		    SOLE	  48,470
OCH-ZIFF CAPITAL 	  CLA	    67551U105	   1,865        114,300	   SH		    SOLE	 114,300
   MANAGEMENT (NYS)
PRICELINE COM INC	  COM	    741503403	  33,658	 66,460	   SH		    SOLE	  66,460
RACKSPACE HOSTING INC	  COM	    750086100	  24,463	570,910	   SH		    SOLE	 570,910
    (NYS)
RF MICRO DEVICES INC	  COM	    749941100	   1,706	266,220	   SH		    SOLE	 266,220
TARGET CORP		  COM	    87612E106	   2,501	 50,000	   SH		    SOLE	  50,000
VERINT SYSTEMS INC (NAS)  COM	    92343X100	     807 	 22,505	   SH		    SOLE	  22,505
VIACOM INC-CLASSB         CL B	    92553P201	  36,131	776,680	   SH		    SOLE	 776,680
YAHOO! INC		  COM	    984332106	  28,271      1,697,930	   SH		    SOLE       1,697,930
